SUPPLEMENT DATED OCTOBER 26, 2009
TO
PROSPECTUS DATED APRIL 30, 2008

WEALTHQUEST III GROUP UNALLOCATED VARIABLE ANNUITY
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement amends your prospectus. Please read it carefully and keep it with your prospectus for future reference. The address to use (beginning December 1, 2009) to mail additional purchase payments and other transaction and service requests after a contract has been issued is being changed. More specifically, the prospectus is modified as follows:

1.     Page one (1): Delete the following heading at the top center of the page:

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
Prospectus May 1, 2009
1-800-306-2959

and replace it with the following:

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
For Service and Transaction Requests Write to
And Mail Additional Purchase Payments to:
American National Processing Center, Variable Contracts
P.O. Box 696893 San Antonio Texas 78269
Prospectus May 1, 2009
1-800-306-2959

2.     Page six (6): Delete the following paragraph under “If I have questions, where can I go?”:

“If you or the Plan administrator have any questions about the Contract, you or the Plan administrator can contact your registered representative or write us at American National Insurance Company, P.O. Box 1893, Galveston, Texas 77553-1893 or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

and replace it with the following:

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269, or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

3.     Page forty-two (42): Delete the paragraph under section titled “FINANCIAL STATEMENTS” as follows:
     “The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company
One Moody Plaza

Variable Contracts Department

P.O. Box 1893

Galveston, TX 77553-1893”

     and replace it with the following:

     “The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269

4.     Page forty-three (43): Delete the following last paragraph as follows:

“American National Insurance Company
Variable Contracts Department
One Moody Plaza
P.O. Box 1893
Galveston, TX 77553-1893”

and replace it with the following:

“American National Insurance Company
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

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